LONG-TERM LOANS AND OTHER BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 25,518	$ 1,585	Rp 27,773
Bonds and MTN
Borrowings and other credit facilities
Long-term loans and other borrowings	2,696		4,795
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 22,822		Rp 22,978